ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	December 31, 2021	December 31, 2020

Accounts payable,	$547,117	$980,943
Accrued expenses	2,170,215	35,022
Accrued credit card payables	36,103	119,896
Other accrued liabilities	5,725	7,721
	$2,759,160	$1,143,582